Concentration of Risk (Details) - Schedule of Major Vendors - Supplier Concentration Risk [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Percentage of Purchase [Member] | Vendor A [Member]
Schedule of Major Vendors [Line Items]
Major Vendors Percentage	88.00%		52.00%	20.00%
Percentage of Purchase [Member] | Vendor B [Member]
Schedule of Major Vendors [Line Items]
Major Vendors Percentage			25.00%
Percentage of Purchase [Member] | Megaphoton Inc [Member]
Schedule of Major Vendors [Line Items]
Major Vendors Percentage			10.00%
Percentage of Purchase [Member] | Uninet Global Inc [Member]
Schedule of Major Vendors [Line Items]
Major Vendors Percentage	10.00%		10.00%	10.00%
Percentage of Purchase [Member] | Megaphoton [Member]
Schedule of Major Vendors [Line Items]
Major Vendors Percentage	10.00%			49.00%
Percentage of Account Payable [Member] | Vendor A [Member]
Schedule of Major Vendors [Line Items]
Major Vendors Percentage	10.00%	37.00%	10.00%	14.00%
Percentage of Account Payable [Member] | Vendor B [Member]
Schedule of Major Vendors [Line Items]
Major Vendors Percentage			10.00%
Percentage of Account Payable [Member] | Megaphoton Inc [Member]
Schedule of Major Vendors [Line Items]
Major Vendors Percentage			62.00%
Percentage of Account Payable [Member] | Uninet Global Inc [Member]
Schedule of Major Vendors [Line Items]
Major Vendors Percentage	27.00%	10.00%	20.00%	27.00%
Percentage of Account Payable [Member] | Megaphoton [Member]
Schedule of Major Vendors [Line Items]
Major Vendors Percentage	52.00%	13.00%	62.00%	53.00%